Fair Value of Financial Instruments - Schedule of Fair Value of Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivatives		$ (36,484)		$ (102,821)	$ (114,435)	$ (185,057)
Fair Value of derivative liabilities					(114,435)	(179,540)
Level 1 [Member]
Derivatives
Fair Value of derivative liabilities
Level 2 [Member]
Derivatives
Fair Value of derivative liabilities
Level 3 [Member]
Derivatives					461,539	347,700
Fair Value of derivative liabilities					$ 461,539	$ 347,700